Derivative Instruments (Detail) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended																								12 Months Ended																									12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Cash Flow Hedging [Member] USD ($)	Dec. 31, 2013 Cash Flow Hedging [Member] Foreign Exchange Contract [Member] USD ($)		Dec. 31, 2012 Cash Flow Hedging [Member] Foreign Exchange Contract [Member] USD ($)		Dec. 31, 2011 Cash Flow Hedging [Member] Foreign Exchange Contract [Member] USD ($)		Dec. 31, 2013 Cash Flow Hedging [Member] Forward Starting Swap Contracts [Member] USD ($)		Dec. 31, 2012 Cash Flow Hedging [Member] Forward Starting Swap Contracts [Member] USD ($)		Dec. 31, 2011 Cash Flow Hedging [Member] Forward Starting Swap Contracts [Member] USD ($)		Dec. 31, 2013 Cash Flow Hedging [Member] Commodity Contract [Member] USD ($)		Dec. 31, 2012 Cash Flow Hedging [Member] Commodity Contract [Member] USD ($)		Dec. 31, 2011 Cash Flow Hedging [Member] Commodity Contract [Member] USD ($)		Dec. 31, 2011 Fair Value Hedging [Member] Debentures 8 5/8% (Hedged Portion) [Member] USD ($)		Dec. 31, 2011 Fair Value Hedging [Member] Treasury Rate Lock Contracts [Member] USD ($)		Dec. 31, 2013 Operating Cash Flow Hedges [Member] AUD	Dec. 31, 2013 Operating Cash Flow Hedges [Member] NZD	Dec. 31, 2013 Operating Cash Flow Hedges [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2013 Operating Cash Flow Hedges [Member] Commodity Contract [Member] USD ($)	Dec. 31, 2012 Operating Cash Flow Hedges [Member] Commodity Contract [Member] USD ($)	Dec. 31, 2013 Operating Cash Flow Hedges [Member] Expected Maturity Date Year 2014 [Member] AUD	Dec. 31, 2013 Operating Cash Flow Hedges [Member] Expected Maturity Date Year 2014 [Member] NZD	Dec. 31, 2013 Operating Cash Flow Hedges [Member] Expected Maturity Date Year 2014 [Member] Commodity Contract [Member]	Dec. 31, 2013 Operating Cash Flow Hedges [Member] Expected Maturity Date Year 2015 [Member] AUD	Dec. 31, 2013 Operating Cash Flow Hedges [Member] Expected Maturity Date Year 2015 [Member] NZD	Dec. 31, 2013 Operating Cash Flow Hedges [Member] Expected Maturity Date Year 2015 [Member] Commodity Contract [Member]	Dec. 31, 2013 Operating Cash Flow Hedges [Member] Expected Maturity Date Year 2016 [Member] AUD	Dec. 31, 2013 Operating Cash Flow Hedges [Member] Expected Maturity Date Year 2016 [Member] Commodity Contract [Member]	Dec. 31, 2013 Operating Cash Flow Hedges [Member] Expected Maturity Date Year 2017 [Member] AUD	Dec. 31, 2013 Operating Cash Flow Hedges [Member] Expected Maturity Date Year 2018 [Member] AUD	Dec. 31, 2013 Operating Cash Flow Hedges [Member] AUD USD ($)	Dec. 31, 2012 Operating Cash Flow Hedges [Member] AUD USD ($)	Dec. 31, 2013 Operating Cash Flow Hedges [Member] AUD Foreign Exchange Contract [Member]	Dec. 31, 2013 Operating Cash Flow Hedges [Member] AUD Expected Maturity Date Year 2014 [Member]	Dec. 31, 2013 Operating Cash Flow Hedges [Member] AUD Expected Maturity Date Year 2015 [Member]	Dec. 31, 2013 Operating Cash Flow Hedges [Member] AUD Expected Maturity Date Year 2016 [Member]	Dec. 31, 2013 Operating Cash Flow Hedges [Member] AUD Expected Maturity Date Year 2017 [Member]	Dec. 31, 2013 Operating Cash Flow Hedges [Member] AUD Expected Maturity Date Year 2018 [Member]	Dec. 31, 2013 Operating Cash Flow Hedges [Member] NZD USD ($)	Dec. 31, 2012 Operating Cash Flow Hedges [Member] NZD USD ($)	Dec. 31, 2013 Operating Cash Flow Hedges [Member] NZD Expected Maturity Date Year 2014 [Member]	Dec. 31, 2013 Operating Cash Flow Hedges [Member] NZD Expected Maturity Date Year 2015 [Member]	Dec. 31, 2013 Akyem [Member] USD ($)	Dec. 31, 2013 Copper [Member] USD ($) lb	Dec. 31, 2013 Gold [Member] USD ($) oz
Location and Amount of Gains (Losses) Reported in Condensed Consolidated Financial Statements
Gain (loss) recognized in other comprehensive income (effective portion)				$ (266)		$ 192		$ 151				$ 36		$ (399)		$ 3		$ 7		$ 6		$ (6)	[1]	$ 3	[1]																												$ 1
Gain (loss) reclassified from Accumulated other comprehensive income (loss) into income (effective portion)				85	[2]	166	[2]	188	[2]	(19)	[2]	(10)	[2]			2	[2]	7	[2]	14	[2]			(2)	[3]
Gain (loss) reclassified from AOCI into income (loss) (ineffective portion)												2	[3]	(15)	[3]
Approximate gain amount to be reclassified from accumulated other comprehensive income, net of tax to income	34
Foreign Currency Derivatives
Gain (Loss) on Discontinuation of Foreign Currency Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring, Net				3
Derivative Notional Amount														2,000								222				851	89				312	65		270	24		158		105	6
Average rate																													2.82				2.87			2.77		2.69			0.97			1.00	0.98	0.95	0.93	0.92	0.79		0.80	0.78
Expected hedge ratio																																	62.00%			36.00%		14.00%						20.00%	18.00%	11.00%	7.00%	4.00%			59.00%	21.00%
Notional amount of foreign currency contracts to be settled																																											2,100
Gain on settlement of foreign currency contracts																												46
Diesel Derivative Contracts Outstanding
Diesel gallons																													44,000,000				24,000,000			14,000,000		6,000,000
Average rate																													2.82				2.87			2.77		2.69			0.97			1.00	0.98	0.95	0.93	0.92	0.79		0.80	0.78
Expected hedge ratio																																	62.00%			36.00%		14.00%						20.00%	18.00%	11.00%	7.00%	4.00%			59.00%	21.00%
Forward Starting Swap Contracts [Abstract]
Derivative Notional Amount														2,000								222				851	89				312	65		270	24		158		105	6
Forward Starting Swaps Gross Settlement			362
Forward starting swaps, net of ineffectiveness settlement	349
Interest Rate Swap Contracts [Abstract]
Derivative Notional Amount														2,000								222				851	89				312	65		270	24		158		105	6
Other Current Assets	4	112																											3	2												108							1	2
Other Long-Term Assets	1	144																											1	1												143
Other Current Liabilities	36	1																												1											36	0
Other Long-Term Liabilities	60	2																												1											60	1
Provisional Copper and Gold Sales
Average price																																																						3.32	1,411.00
Recorded average provisional price																																																						3.30	1,402.00
Provisional pricing mark-to-market gain (loss)																																																						$ 11	$ 17
Provisional pricing mark-to-market gain (loss) rate																																																						0.05	3
Provisional pricing quantity sales																																																						61,000,000	100,000
Average price, subject to final pricing																																																						3.34	1,215.00

[1]	The gain (loss) recognized for the effective portion of cash flow hedges is included in Cost Applicable to Sales, Write-downs and Interest expense, net.
[2]	The gain (loss) for the effective portion of the foreign exchange and diesel cash flow hedges reclassified from Accumulated other comprehensive income (loss) is included in Costs applicable to sales. The loss for the effective portion of the forward starting swaps reclassified from Accumulated other comprehensive income (loss) is included in Interest Expense.
[3]	The ineffective portion recognized for cash flow hedges is included in Other Income, net.